Investment in Joint Ventures and Majority Owned Subsidiaries (Tables)	12 Months Ended
Jun. 28, 2015
Equity Method Investments And Joint Ventures [Abstract]
Investment in Joint Ventures and Majority Owned Subsidiaries

In addition, the following losses were included in our 2015 Equity (Loss) Earnings of Joint Ventures for STRATTEC Advanced Logic, LLC (thousands of dollars):

Loss on Guarantee of STRATTEC Advanced Logic, LLC Vendor Contract	$123
Loss on Loan to STRATTEC Advanced Logic, LLC	$100
Loss on Guarantee of STRATEC Advanced Logic, LLC Credit facility	$488

The joint venture investments are included in the accompanying Consolidated Balance Sheets as follows (thousands of dollars):

	June 28, 2015	June 29, 2014
Investment in Joint Ventures:
Investment in VAST LLC	$15,326	$9,657
Investment in STRATTEC Advanced Logic, LLC	-	320
	$15,326	$9,977
Other Current Liabilities:
Investment in STRATTEC Advanced Logic, LLC	$402	$-